CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues (including sales to a related party of US$753,827 and US$226 for the six months ended June 30, 2025 and 2026, respectively)	$ 10,270,989	$ 12,451,126
Cost of revenues (including purchase from a related party of US$147,611 and US$526 for the six months ended June 30, 2025 and 2026, respectively)	(6,290,301)	(6,069,788)
Gross profit	3,980,688	6,381,338
Operating expenses:
Selling and marketing expenses	(5,843,734)	(5,186,741)
Research and development expenses	(2,339,474)	(4,084,917)
General and administrative expenses	(6,989,407)	(4,619,965)
Total operating expenses	(15,172,615)	(13,891,623)
Government grants	8,181	73,825
Operating loss	(11,183,746)	(7,436,460)
Changes in fair value of financial instruments	41,217	106,289
Interest expenses	(64,515)	(75,149)
Interest income	80,864	67,190
Loss before income taxes	(11,126,180)	(7,338,130)
Income tax expense	0	0
Net loss	(11,126,180)	(7,338,130)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	(524,335)	(52,090)
Comprehensive loss	$ (11,650,515)	$ (7,390,220)
Weighted average number of ordinary shares-Basic	3,128,519,848	2,544,609,189
Weighted average number of ordinary shares-Diluted	3,128,519,848	2,544,609,189
Class A and Class B Ordinary Shares
Other comprehensive income (loss)
Loss per ordinary share-Basic	$ (0.004)	$ (0.003)
Loss per ordinary share-Diluted	$ (0.004)	$ (0.003)
Weighted average number of ordinary shares-Basic	3,128,519,848	2,544,609,189
Weighted average number of ordinary shares-Diluted	3,128,519,848	2,544,609,189